2. ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies Policies
Business combinations and goodwill

a) Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value and the amount of any non-controlling interest in the acquiree. For each business combination, Hudson selects whether it measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition related transaction costs are expensed and included in other operational result. When Hudson acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IAS 39 Financial Instruments: Recognition and Measurement, is measured at fair value with the changes in contingent considerations recognized in the statement of comprehensive income.

Hudson measures goodwill at the acquisition date as:

–	The fair value of the consideration transferred;
–	plus the recognized amount of any non-controlling interests in the acquiree;
–	plus if the business combination is achieved in stages, the fair value of the pre-existing equity interest in the acquiree;
–	less the net recognized amount of the identifiable assets acquired and liabilities assumed.

When the excess is negative, a bargain purchase gain is recognized immediately in the statement of comprehensive income.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to Hudson’s group of cash-generating units that are expected to benefit from the combination.

Where goodwill forms part of a cash-generating unit and a operation within is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative values of the operation disposed of and the portion of the cash-generating unit retained, unless there are specific allocations.

Turnover

b) Turnover

Turnover is composed of net sales and advertising income. Sales are measured at the fair value of the consideration received, excluding sales taxes or duties. Retail sales are settled in cash or credit card, whereas advertising income is recognized when the services are rendered.

Cost of sales

c) Cost of sales

Cost of sales are recognized when the Group sells a product and comprise the purchase price and the cost incurred until the product arrives at the warehouse, i. e. import duties and transport as well as inventory valuation adjustments, inventory differences and supplier rebates or discounts.

Foreign currency

d) Foreign currency

Each subsidiary in Hudson uses its corresponding functional currency. Items included in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are recorded at the date of the transaction in the functional currency using the exchange rate of such date.

Monetary assets and liabilities denominated in foreign currencies are re-measured to their fair value in the functional currency using the exchange rate at the reporting date and the difference is recorded as unrealized foreign exchange gains or losses. Exchange differences arising on the settlement or on the translation of derivative financial instruments are recognized through the statement of comprehensive income, except where the hedges on net investments allow the recognition through other comprehensive income, until the respective investments are disposed of. Any related deferred tax on unrealized FX is accounted accordingly. Non-monetary items are measured at historical cost in the respective functional currency.

At the reporting date, the assets and liabilities of all subsidiaries reporting in foreign currency are translated into the reporting currency of Hudson (USD) using the exchange rate at the reporting date. The statements of comprehensive income of the subsidiaries are translated using the average exchange rates of the respective month in which the transactions occurred. The net translation differences are recognized in other comprehensive income. On disposal of a foreign entity or when control is lost, the deferred cumulative translation difference recognized within equity relating to that particular operation is recognized in the statement of comprehensive income as gain or loss on sale of subsidiaries.

Intangible assets and fair value adjustments identified during a business combination (purchase price allocation) are treated as assets and liabilities in the functional currency of such operation.

Principal foreign exchange rates applied for valuation and translation:

	AVERAGE RATE			CLOSING RATE
IN USD	2017	2016	2015	DEC 31, 2017	DEC 31, 2016	DEC 31, 2015

1 CAD	0.7714	0.7552	0.7832	0.7951	0.7446	0.7232

Equity instruments

e) Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received, net of direct issue costs. Repurchase of Hudson’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in the statement of comprehensive income on the purchase, sale, issue or cancellation of Hudson’s own equity instruments.

Share capital

f) Share capital

Ordinary shares are classified as equity. Costs directly attributable to the issuance of shares or options are shown in the statement of changes in equity as transaction costs for equity instruments, net of tax.

For Hudson shares purchased by Hudson Ltd. or any subsidiary, the consideration paid, including any directly attributable expenses, net of income taxes, is deducted from equity until the shares are cancelled, assigned or sold. Where such ordinary shares are subsequently sold, any consideration received, net of any direct transaction expenses and income taxes, is included in equity.

Leases

g) Leases

Leases of property, plant and equipment where the Group, as lessee, has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the leases’ inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, are included in other short-term and long-term payables. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the statement of comprehensive income over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases is depreciated over the asset’s useful life or over the shorter of the asset’s useful life and the lease term if there is no reasonable certainty that the Group will obtain ownership at the end of the lease term.

Leases in which a significant portion of the risks and rewards of ownership are not transferred to the Group as lessee are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to profit or loss on a straight-line basis over the period of the lease.

Share-based payments

h) Share-based payments

Equity settled share based payments to employees and other third parties providing services are measured at the fair value of the equity instruments at grant date. The fair value determined at grant date of the equity-settled share-based payments is expensed on a pro rata basis over the vesting period, based on the estimated number of equity instruments that will eventually vest. At the end of each reporting period, Hudson revises its estimate of the number of equity instruments expected to vest.

The impact of the revision of the original estimates, if any, is recognized in the statement of comprehensive income such that the cumulative expense reflects the revised estimate.

Where the terms of an equity settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the holder of the option as measured at the date of modification.

Taxation

i) Taxation

Income tax expense represents the sum of the current income tax and deferred tax. Income tax positions not relating to items recognized in the statement of comprehensive income, are recognized in correlation to the underlying transaction either in other comprehensive income or equity.

Current income tax

Income tax receivables or payables are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantially enacted at the reporting date in the countries or states where Hudson operates and generates taxable income.

Income tax relating to items recognized in other comprehensive income is recognized there as well.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax basis of assets or liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

–	When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss
–	In respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits or tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available, against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized, except:

–	When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss
–	In respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantially enacted at the reporting date applicable for each respective company.

Property, plant and equipment

j) Property, plant and equipment

These are stated at cost less accumulated depreciation and any impairment in fair value. Depreciation is computed on a straight-line basis over the shorter of the estimated useful life of the asset or the lease term. The useful lives applied are as follows:

–	Real estate (buildings) 20 to 40 years
–	Leasehold improvements the shorter of the lease term or 10 years
–	Furniture and fixtures the shorter of the lease term or 5 years
–	Motor vehicles the shorter of the lease term or 5 years
–	Computer hardware the shorter of the lease term or 5 years

Intangible assets

k) Intangible assets

These assets mainly comprise of concession rights. Intangible assets acquired separately are capitalized at cost and those from business combinations are capitalized at fair value as at the date of acquisition. Following initial recognition, the cost model is applied to intangible assets. The useful lives of these intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are amortized over the useful economic life. Intangible assets with an indefinite useful life are reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, any changes are made on a prospective basis.

Impairment of non-financial assets

l) Impairment of non-financial assets

Intangible assets that are subject to depreciation and amortization are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the carrying amount of an asset or cash generating unit exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost of disposal and its value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (cash generating units).

Associates

m) Associates

Associates are all entities over which Hudson has significant influence but not control, generally accompanying a shareholding of more than 20 % but less than 50 % of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognized at cost. The carrying amount is increased or decreased to recognize the investor’s share of the net earnings of the investee after the date of acquisition and decreased by dividends declared. Hudson’s investment in associates includes goodwill identified on acquisition.

Hudson’s share of post-acquisition net earnings and its share of post-acquisition movements in other comprehensive income are recognized in the combined statement of comprehensive income with a corresponding adjustment to the carrying amount of the investment. When Hudson’s share of losses in an associate equals or exceeds its interest in the associate, Hudson does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate. If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to net earnings where appropriate.

Hudson determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, Hudson calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount adjacent to share of result of associates in the statement of comprehensive income.

Profits and losses resulting from upstream and downstream transactions between Hudson and its associate are recognized in the Group’s financial statements only to the extent of unrelated investor’s interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by Hudson.

Dilution gains and losses arising in investments in associates are recognized in the statement of comprehensive income.

Inventories

n) Inventories

Inventories are valued at the lower of historical cost or net realizable value. The historical costs are determined using the weighted average method, Historical cost includes all expenses incurred in bringing the inventories to their present location and condition. This includes mainly import duties and transport cost. Purchase discounts and rebates are deducted in determining the cost of inventories. The net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale. Inventory allowances are set up in the case of slow-moving and obsolete stock. Expired items are fully written off.

Trade receivables	o) Trade receivables This account includes receivables related to the sale of merchandise.
Cash and cash equivalents

p) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand or current bank accounts as well as short-term deposits at banks with initial maturity below 91 days. Credit card receivables with a maturity of up to 4 days are included as cash in transit. Short-term investments are included in this position if they are highly liquid, readily convertible into known amounts of cash and subject to insignificant risk of changes in value.

Provisions

q) Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that Hudson will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate at the end of the reporting period of the consideration required to settle the present obligation, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that the reimbursement will be received and the amount of the receivable can be measured reliably.

Contingent liabilities acquired in a business combination

Contingent liabilities acquired in a business combination are initially measured at fair value at the acquisition date. At the end of subsequent reporting periods, such contingent liabilities are measured at the higher of the amount that would be recognized in accordance with IAS 37 Provisions, contingent liabilities and contingent assets and the amount initially recognized less cumulative amortization recognized in accordance with IAS 18 Revenue.

Financial instruments

r) Financial instruments

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities, other than financial assets and financial liabilities at fair value through profit or loss (FVTPL), are deducted from or added to the fair value of the financial assets or financial liabilities on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in the statement of comprehensive income.

Trade and other accounts receivable

Trade and other receivables (including credit cards receivables, other accounts receivable, cash and cash equivalents) are measured at amortized cost using the effective interest method, less any impairment.

Impairment of financial assets

Financial assets, other than those at FVTPL, are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the financial asset have been affected. Certain categories of financial assets, such as trade receivables, are assessed for impairment individually. Subsequent recoveries of amounts previously written off are credited against the allowance accounts for these categories. Changes in the carrying amount of the allowance account are recognized in the statement of comprehensive income in the lines selling expenses or other operational result.

Derecognition of financial assets

Hudson derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If Hudson neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred as set, Hudson recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If Hudson retains substantially all the risks and rewards of ownership of a transferred financial asset, Hudson continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

Financial liabilities at FVTPL

These are stated at fair value, with any gains or losses arising on re-measurement recognized in the statement of comprehensive income. The net gain or loss recognized in the combined statement of comprehensive income incorporates any interest paid on the financial liability and is included in the financial result in the statement of comprehensive income. Fair value is determined in the manner described in note 34.

Other financial liabilities

Other financial liabilities (including borrowings) are subsequently measured at amortized cost using the effective interest method.

Derecognition of financial liabilities

Hudson derecognizes financial liabilities only when the obligations are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid or payable is recognized in the combined statement of comprehensive income.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the combined statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Derivative financial instruments

s) Derivative financial instruments

Hudson may enter into a variety of derivative financial instruments to manage its exposure to interest rate or foreign exchange rate risks, including foreign exchange forward contracts, interest rate swaps and cross currency swaps. Further details of derivative financial instruments are disclosed in note 35.

Derivatives are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently re-measured to their fair value at the end of each reporting period. The resulting gain or loss is recognized in the statement of comprehensive income unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in the statement of comprehensive income depends on the nature of the hedge relationship.

Embedded derivatives

Derivatives embedded in non-derivative host contracts are treated as separate derivatives when their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at FVTPL.